Accounts Receivable, Net - Schedule of Movement of Allowance for Doubtful Accounts (Details) - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Allowance for Doubtful Accounts [Line Items]
Beginning balance	$ 11,434,431	$ 7,133,370	$ 7,080,677
Provision for credit losses	(2,353,710)	4,625,042	256,834
Written-off	(201,621)	(131,158)	(6,214)
Decrease from disposal of subsidiaries	(690,021)
Foreign currency translation adjustments	233,823	(192,823)	(197,927)
Ending balance	$ 8,422,902	$ 11,434,431	$ 7,133,370